DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and RTC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS.

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services, including voice and data transmission, internet access, various value added services through wireless and fixed lines as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Uzbekistan, Turkmenistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Moscow Interbank Currency Exchange ("MICEX").

        During the year ended December 31, 2009, the Group started to expand its own retail network, operated by Russian Telephone Company CJSC, a wholly owned subsidiary of MTS OJSC. During 2009 and 2010 the Group, following this strategy, acquired a number of Russian federal and regional mobile retailer operators (Note 3).

        During the year ended December 31, 2009 through a series of transactions the Group acquired a 61.97% stake in Open Joint-Stock Company Comstar—United TeleSystems ("Comstar-UTS"), a provider of fixed line telecommunication services in Russia and the CIS, from Joint-Stock Financial Corporation Sistema ("Sistema"). Acquisition of Comstar-UTS provided access to important growth markets in commercial and residential broadband which gives rise to the development of convergent telecommunication services.

        In September 2010 the Group increased its ownership interest in Comstar-UTS to 70.97% through a voluntary tender offer (Note 3). Furthermore, on December 23, 2010 an extraordinary general meeting of the Company's shareholders approved the merger of Comstar-UTS and a number of MTS' subsidiaries into MTS OJSC. The merger is a part of the Group's strategy aimed at provision of integrated telecommunication services. After the balance sheet date, the Group redeemed Comstar-UTS shares held and put by non-controlling interest shareholders within the limit set forth by the Russian law at a specified price. The remaining 98,853,996 of Comstar-UTS shares held by non-controlling interest shareholders were converted into existing MTS treasury shares as well as newly issued MTS shares at an exchange ratio of 0.825 MTS ordinary shares for each Comstar-UTS ordinary share. As a result, the charter capital of MTS OJSC increased by 73,087,006 ordinary shares to a total of 2,066,413,144 ordinary shares.

        Ownership—As of December 31, 2010 and 2009, MTS' shareholders of record and their respective percentage direct interests in outstanding shares were as follows:

	December 31,
	2010	2009
Sistema	33.2%	33.2%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema	10.1%	10.1%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema	8.4%	8.4%
VAST LLC ("VAST"), a subsidiary of Sistema	—	3.1%
Sistema Telecom Activy LLC ("STA"), a subsidiary of Sistema	3.1%	—
ADS Holders	40.6%	40.6%
Free float, GDR Holders and others	4.6%	4.6%

	100.0%	100.0%

        The effective ownership of Sistema in MTS was 54.8% as of December 31, 2010 and 2009, respectively.